Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (1.9%)
Linde plc	516,794	144,775
Air Products & Chemicals Inc.	218,676	61,522
Ecolab Inc.	253,886	54,349
Newmont Corp.	790,959	47,671
* Freeport-McMoRan Inc.	1,441,346	47,464
Dow Inc.	732,373	46,828
DuPont de Nemours Inc.	531,450	41,070
International Flavors & Fragrances Inc.	245,796	34,316
Fastenal Co.	567,544	28,536
LyondellBasell Industries NV Class A	263,936	27,463
Nucor Corp.	298,391	23,952
International Paper Co.	388,464	21,004
Celanese Corp. Class A	112,826	16,903
Albemarle Corp.	115,254	16,840
Avery Dennison Corp.	82,060	15,070
Eastman Chemical Co.	134,237	14,782
FMC Corp.	128,208	14,181
CF Industries Holdings Inc.	105,770	4,800
Westlake Chemical Corp.	15,772	1,400
		662,926
Consumer Discretionary (16.4%)
* Amazon.com Inc.	422,994	1,308,777
* Tesla Inc.	758,841	506,853
* Walt Disney Co.	1,793,947	331,019
Home Depot Inc.	1,063,968	324,776
* Netflix Inc.	437,683	228,322
Walmart Inc.	1,398,036	189,895
NIKE Inc. Class B	1,256,513	166,978
McDonald's Corp.	736,825	165,152
Costco Wholesale Corp.	437,741	154,295
Lowe's Cos. Inc.	722,419	137,390
Starbucks Corp.	1,163,495	127,135
Target Corp.	494,893	98,023
* Booking Holdings Inc.	40,480	94,312
TJX Cos. Inc.	1,127,103	74,558
* General Motors Co.	1,281,486	73,634
Activision Blizzard Inc.	765,662	71,207
Estee Lauder Cos. Inc. Class A	215,667	62,727
* Uber Technologies Inc.	1,097,818	59,842
Dollar General Corp.	242,140	49,062
* Ford Motor Co.	3,862,135	47,311
Ross Stores Inc.	352,270	42,241
* Chipotle Mexican Grill Inc. Class A	27,819	39,526
eBay Inc.	638,783	39,119

	Electronic Arts Inc.	284,251	38,479
*	Marriott International Inc. Class A	256,467	37,985
*	Aptiv plc	266,870	36,801
*	Lululemon Athletica Inc.	117,469	36,029
*	O'Reilly Automotive Inc.	70,293	35,656
*	Southwest Airlines Co.	583,783	35,646
*	Hilton Worldwide Holdings Inc.	274,339	33,173
	Yum! Brands Inc.	296,547	32,080
*	AutoZone Inc.	22,492	31,586
*	Delta Air Lines Inc.	630,687	30,450
	DR Horton Inc.	341,476	30,432
	Lennar Corp. Class A	275,741	27,913
*	Peloton Interactive Inc. Class A	247,491	27,828
*	Trade Desk Inc. Class A	42,106	27,439
*	Dollar Tree Inc.	232,431	26,604
	Best Buy Co. Inc.	230,298	26,441
	VF Corp.	309,642	24,747
	ViacomCBS Inc. Class B	535,917	24,170
*	Etsy Inc.	118,260	23,849
*	Expedia Group Inc.	136,690	23,527
*	Las Vegas Sands Corp.	377,436	22,933
*	Copart Inc.	210,192	22,829
*	Wayfair Inc.	72,296	22,755
*	Carnival Corp.	814,877	21,627
*	CarMax Inc.	160,642	21,311
	Tractor Supply Co.	114,936	20,353
*	Carvana Co. Class A	77,395	20,308
*	Take-Two Interactive Software Inc.	113,807	20,110
	Garmin Ltd.	151,298	19,949
*	Burlington Stores Inc.	65,396	19,540
*	Royal Caribbean Cruises Ltd.	213,641	18,290
	Darden Restaurants Inc.	128,796	18,289
*	United Airlines Holdings Inc.	308,158	17,731
*	DraftKings Inc. Class A	270,985	16,620
	Genuine Parts Co.	142,533	16,475
*	Ulta Beauty Inc.	52,887	16,351
*	NVR Inc.	3,442	16,215
*	Lyft Inc. Class A	253,063	15,989
	Omnicom Group Inc.	212,466	15,754
	MGM Resorts International	391,159	14,860
	Domino's Pizza Inc.	38,343	14,102
	Whirlpool Corp.	62,254	13,718
	PulteGroup Inc.	249,631	13,091
*	Wynn Resorts Ltd.	102,838	12,893
*,^	ROBLOX Corp.	196,379	12,731
	Fox Corp. Class A	350,273	12,648
	Hasbro Inc.	128,932	12,393
	Advance Auto Parts Inc.	64,762	11,883
*	Live Nation Entertainment Inc.	139,477	11,807
*	Discovery Inc. Class C	299,001	11,030
	BorgWarner Inc.	236,259	10,953
*	LKQ Corp.	255,010	10,795
*	Airbnb Inc. Class A	56,349	10,590
	News Corp. Class A	383,641	9,756
*	Caesars Entertainment Inc.	97,578	8,533
*	Penn National Gaming Inc.	76,592	8,030
*	American Airlines Group Inc.	315,974	7,552

	Rollins Inc.	218,599	7,524
*	Liberty Media Corp -Liberty SiriusXM Class C	160,360	7,073
*,^	Discovery Inc. Class A	152,457	6,626
*	Chewy Inc. Class A	70,829	6,000
*,^	QuantumScape Corp. Class A	130,893	5,857
*	Vail Resorts Inc.	19,898	5,803
	Interpublic Group of Cos. Inc.	193,194	5,641
	Lear Corp.	29,650	5,374
^	Sirius XM Holdings Inc.	818,690	4,986
	Aramark	125,477	4,741
	Fox Corp. Class B	131,024	4,577
*	Liberty Media Corp -Liberty SiriusXM Class A	78,261	3,450
	Warner Music Group Corp. Class A	87,834	3,015
	News Corp. Class B	121,412	2,848
	Lennar Corp. Class B	9,825	809
	ViacomCBS Inc. Class A	7,158	338
	Newell Brands Inc.	38	1
			5,648,446
Consumer Staples (5.3%)
	Procter & Gamble Co.	2,433,717	329,598
	Coca-Cola Co.	3,822,380	201,478
	PepsiCo Inc.	1,363,477	192,864
	Philip Morris International Inc.	1,539,168	136,586
	CVS Health Corp.	1,295,977	97,496
	Altria Group Inc.	1,836,543	93,958
	Mondelez International Inc. Class A	1,395,689	81,690
	Colgate-Palmolive Co.	838,664	66,112
	Kimberly-Clark Corp.	334,392	46,497
	Walgreens Boots Alliance Inc.	725,765	39,845
	Sysco Corp.	479,158	37,729
	General Mills Inc.	604,243	37,052
	Constellation Brands Inc. Class A	159,646	36,399
	Corteva Inc.	734,733	34,253
*	Monster Beverage Corp.	365,223	33,268
	Archer-Daniels-Midland Co.	551,851	31,456
	McKesson Corp.	157,291	30,678
	Kroger Co.	714,757	25,724
	Kraft Heinz Co.	604,397	24,176
	Clorox Co.	124,311	23,977
	Keurig Dr Pepper Inc.	695,181	23,893
	Hershey Co.	144,850	22,910
	McCormick & Co. Inc.	246,010	21,934
	Tyson Foods Inc. Class A	291,257	21,640
	Church & Dwight Co. Inc.	242,201	21,156
	Brown-Forman Corp. Class B	305,793	21,091
	Conagra Brands Inc.	458,698	17,247
	AmerisourceBergen Corp. Class A	141,588	16,717
	Kellogg Co.	254,889	16,135
	J M Smucker Co.	107,115	13,553
	Hormel Foods Corp.	266,772	12,746
	Lamb Weston Holdings Inc.	144,621	11,205
	Campbell Soup Co.	194,330	9,769
*	Molson Coors Beverage Co. Class B	89,130	4,559
	Brown-Forman Corp. Class A	41,870	2,666
			1,838,057

Energy (2.6%)
Exxon Mobil Corp.	4,178,605	233,292
Chevron Corp.	1,807,508	189,409
ConocoPhillips	1,338,836	70,918
EOG Resources Inc.	576,529	41,816
Schlumberger Ltd.	1,375,992	37,413
Phillips 66	431,789	35,208
Marathon Petroleum Corp.	643,000	34,394
Pioneer Natural Resources Co.	213,553	33,916
Kinder Morgan Inc.	1,902,184	31,671
Valero Energy Corp.	403,749	28,908
Williams Cos. Inc.	1,199,501	28,416
Occidental Petroleum Corp.	920,259	24,497
ONEOK Inc.	439,728	22,277
Hess Corp.	273,123	19,326
Halliburton Co.	834,276	17,904
* Plug Power Inc.	495,646	17,764
* Cheniere Energy Inc.	225,526	16,240
Baker Hughes Co. Class A	684,020	14,782
* Enphase Energy Inc.	57,271	9,287
		907,438
Financials (11.4%)
* Berkshire Hathaway Inc. Class B	1,812,324	462,994
JPMorgan Chase & Co.	3,015,736	459,085
Bank of America Corp.	7,678,951	297,099
AT&T Inc.	7,042,321	213,171
Wells Fargo & Co.	4,085,226	159,610
Citigroup Inc.	2,057,561	149,688
Morgan Stanley	1,484,444	115,282
Goldman Sachs Group Inc.	341,757	111,755
BlackRock Inc.	135,649	102,274
Charles Schwab Corp.	1,514,648	98,725
S&P Global Inc.	237,888	83,943
Truist Financial Corp.	1,331,395	77,647
US Bancorp	1,336,080	73,899
PNC Financial Services Group Inc.	418,732	73,450
CME Group Inc.	354,792	72,459
Intercontinental Exchange Inc.	555,233	62,008
Marsh & McLennan Cos. Inc.	502,263	61,176
Chubb Ltd.	379,189	59,900
Progressive Corp.	578,872	55,346
Aon plc Class A	223,352	51,395
Blackstone Group LP Class A	675,833	50,370
Moody's Corp.	157,184	46,937
MetLife Inc.	655,624	39,855
American International Group Inc.	854,684	39,495
T. Rowe Price Group Inc.	225,175	38,640
Travelers Cos. Inc.	249,280	37,492
Bank of New York Mellon Corp.	781,731	36,968
Prudential Financial Inc.	392,359	35,744
Allstate Corp.	284,396	32,677
MSCI Inc. Class A	77,536	32,509
Aflac Inc.	612,654	31,356
Willis Towers Watson plc	127,456	29,172
First Republic Bank	173,625	28,952
Discover Financial Services	303,108	28,792
State Street Corp.	330,323	27,750

	Ameriprise Financial Inc.	115,408	26,827
	KKR & Co. Inc.	541,427	26,449
	Fifth Third Bancorp	704,357	26,378
*	SVB Financial Group	51,282	25,316
	Arthur J Gallagher & Co.	191,453	23,888
	Hartford Financial Services Group Inc.	353,334	23,599
	Northern Trust Corp.	195,609	20,560
	Regions Financial Corp.	949,283	19,612
	M&T Bank Corp.	127,101	19,270
	KeyCorp	957,324	19,127
	Citizens Financial Group Inc.	420,092	18,547
	MarketAxess Holdings Inc.	35,679	17,765
	Broadridge Financial Solutions Inc.	114,446	17,522
	Nasdaq Inc.	114,099	16,825
	Ally Financial Inc.	369,707	16,714
	Principal Financial Group Inc.	269,404	16,153
	Huntington Bancshares Inc.	1,005,164	15,801
	Cincinnati Financial Corp.	151,346	15,602
*	Markel Corp.	13,630	15,533
	Raymond James Financial Inc.	122,500	15,014
*	Arch Capital Group Ltd.	381,901	14,654
	Equitable Holdings Inc.	430,675	14,049
	Annaly Capital Management Inc.	1,383,319	11,897
	FactSet Research Systems Inc.	37,539	11,584
	Loews Corp.	224,361	11,505
	Fidelity National Financial Inc.	275,693	11,210
	Cboe Global Markets Inc.	105,965	10,458
	W R Berkley Corp.	131,486	9,907
	Everest Re Group Ltd.	39,506	9,790
	Globe Life Inc.	93,127	8,999
	Franklin Resources Inc.	299,635	8,869
*,^	Opendoor Technologies Inc.	341,558	7,238
	Lincoln National Corp.	90,117	5,612
	Interactive Brokers Group Inc.	76,257	5,570
	AGNC Investment Corp.	266,997	4,475
*	Alleghany Corp.	6,544	4,098
	SEI Investments Co.	63,865	3,891
	Tradeweb Markets Inc. Class A	42,647	3,156
^	Rocket Cos. Inc. Class A	114,015	2,633
*	Berkshire Hathaway Inc. Class A	6	2,314
			3,936,026
Health Care (12.6%)
	Johnson & Johnson	2,593,599	426,258
	UnitedHealth Group Inc.	937,687	348,885
	Abbott Laboratories	1,750,748	209,810
	Pfizer Inc.	5,493,151	199,017
	Merck & Co. Inc.	2,500,365	192,753
	AbbVie Inc.	1,745,134	188,858
	Thermo Fisher Scientific Inc.	389,168	177,608
	Eli Lilly and Co.	852,458	159,256
	Medtronic plc	1,331,658	157,309
	Danaher Corp.	633,464	142,580
	Amgen Inc.	570,788	142,018
	Bristol-Myers Squibb Co.	2,214,232	139,784
	Anthem Inc.	242,037	86,879
*	Intuitive Surgical Inc.	116,343	85,971
	Cigna Corp.	347,737	84,062

	Stryker Corp.	334,602	81,502
	Gilead Sciences Inc.	1,238,788	80,063
	Zoetis Inc.	469,594	73,952
	Becton Dickinson and Co.	287,157	69,822
*	Illumina Inc.	144,186	55,376
*	Vertex Pharmaceuticals Inc.	256,908	55,207
*	Boston Scientific Corp.	1,400,576	54,132
	Humana Inc.	127,358	53,395
*	Edwards Lifesciences Corp.	617,177	51,621
	HCA Healthcare Inc.	268,729	50,612
*	Regeneron Pharmaceuticals Inc.	98,831	46,761
*	Biogen Inc.	150,550	42,116
	Baxter International Inc.	499,198	42,102
*	IDEXX Laboratories Inc.	84,407	41,301
*	Moderna Inc.	312,854	40,968
	Agilent Technologies Inc.	301,795	38,370
*	Align Technology Inc.	70,133	37,979
*	Centene Corp.	574,765	36,733
*	IQVIA Holdings Inc.	189,499	36,600
*	Veeva Systems Inc. Class A	134,761	35,205
*	Dexcom Inc.	95,050	34,160
	Zimmer Biomet Holdings Inc.	205,422	32,884
*	Alexion Pharmaceuticals Inc.	206,276	31,542
	ResMed Inc.	143,785	27,897
*	Laboratory Corp. of America Holdings	96,209	24,536
*	Teladoc Health Inc.	133,661	24,293
*	Exact Sciences Corp.	167,091	22,019
	Cerner Corp.	302,698	21,758
	West Pharmaceutical Services Inc.	73,228	20,634
	Teleflex Inc.	46,131	19,166
*	Hologic Inc.	254,633	18,940
	Cooper Cos. Inc.	48,579	18,659
*	Seagen Inc.	134,262	18,644
	Cardinal Health Inc.	290,157	17,627
*	Insulet Corp.	65,233	17,021
	Quest Diagnostics Inc.	131,889	16,927
*	Viatris Inc.	1,202,179	16,794
*	Alnylam Pharmaceuticals Inc.	115,618	16,324
*	Varian Medical Systems Inc.	90,767	16,023
*	Incyte Corp.	184,643	15,006
*	ABIOMED Inc.	44,693	14,245
	Dentsply Sirona Inc.	215,963	13,781
*	Elanco Animal Health Inc.	466,363	13,734
*	BioMarin Pharmaceutical Inc.	179,375	13,545
	Royalty Pharma plc Class A	287,110	12,524
*	Horizon Therapeutics plc	110,488	10,169
*	Henry Schein Inc.	140,777	9,747
	Universal Health Services Inc. Class B	73,071	9,747
*	Catalent Inc.	83,938	8,840
*	DaVita Inc.	70,276	7,574
*	10X Genomics Inc. Class A	36,063	6,527
*	Bio-Rad Laboratories Inc. Class A	10,371	5,924
*	PPD Inc.	121,518	4,598
*	Oak Street Health Inc.	83,097	4,510
*,^	GoodRx Holdings Inc. Class A	37,796	1,475
			4,332,659

Industrials (13.4%)
Visa Inc. Class A	1,676,233	354,909
Mastercard Inc. Class A	876,241	311,986
* PayPal Holdings Inc.	1,155,595	280,625
Accenture plc Class A	653,331	180,483
Honeywell International Inc.	687,356	149,204
* Boeing Co.	576,116	146,748
Union Pacific Corp.	661,975	145,906
Caterpillar Inc.	538,908	124,957
United Parcel Service Inc. Class B	711,062	120,873
Raytheon Technologies Corp.	1,501,632	116,031
General Electric Co.	8,664,992	113,771
3M Co.	572,297	110,270
Deere & Co.	279,666	104,634
* Square Inc.	385,244	87,470
Lockheed Martin Corp.	235,297	86,942
Fidelity National Information Services Inc.	613,850	86,313
American Express Co.	597,140	84,459
Automatic Data Processing Inc.	401,781	75,724
CSX Corp.	753,592	72,661
* Fiserv Inc.	563,219	67,046
FedEx Corp.	235,771	66,968
Norfolk Southern Corp.	248,967	66,853
Illinois Tool Works Inc.	281,649	62,391
Sherwin-Williams Co.	79,703	58,822
Global Payments Inc.	291,788	58,819
Capital One Financial Corp.	453,680	57,722
Eaton Corp. plc	393,439	54,405
Emerson Electric Co.	592,980	53,499
Northrop Grumman Corp.	148,287	47,992
General Dynamics Corp.	240,469	43,660
Johnson Controls International plc	711,864	42,477
L3Harris Technologies Inc.	207,646	42,086
Parker-Hannifin Corp.	127,556	40,235
Trane Technologies plc	235,635	39,012
Cummins Inc.	145,929	37,812
Carrier Global Corp.	859,027	36,268
PPG Industries Inc.	234,012	35,163
IHS Markit Ltd.	352,765	34,141
PACCAR Inc.	342,875	31,860
Stanley Black & Decker Inc.	159,003	31,748
Paychex Inc.	320,752	31,440
Rockwell Automation Inc.	114,789	30,470
* TransDigm Group Inc.	51,346	30,187
Cintas Corp.	88,227	30,113
Otis Worldwide Corp.	428,332	29,319
AMETEK Inc.	227,872	29,106
Verisk Analytics Inc. Class A	160,895	28,428
Ball Corp.	324,099	27,464
* Mettler-Toledo International Inc.	23,127	26,728
* Keysight Technologies Inc.	183,911	26,373
* Zebra Technologies Corp.	52,785	25,610
Old Dominion Freight Line Inc.	104,000	25,003
Kansas City Southern	89,791	23,698
* United Rentals Inc.	71,361	23,500
Fortive Corp.	317,246	22,410
Synchrony Financial	548,263	22,292

*	FleetCor Technologies Inc.	82,679	22,210
	Vulcan Materials Co.	131,013	22,108
	Equifax Inc.	120,202	21,772
	Martin Marietta Materials Inc.	61,552	20,670
	Dover Corp.	141,946	19,465
*	Trimble Inc.	247,242	19,233
	Xylem Inc.	178,102	18,733
*	Ingersoll Rand Inc.	371,478	18,280
	Expeditors International of Washington Inc.	167,385	18,026
	WW Grainger Inc.	43,995	17,639
*	Waters Corp.	61,441	17,460
	TransUnion	188,459	16,961
	Jacobs Engineering Group Inc.	128,549	16,617
	Masco Corp.	254,136	15,223
	JB Hunt Transport Services Inc.	83,554	14,043
	Wabtec Corp.	177,343	14,038
	Westrock Co.	260,393	13,553
	Fortune Brands Home & Security Inc.	137,031	13,130
	Crown Holdings Inc.	133,188	12,925
	CH Robinson Worldwide Inc.	132,230	12,619
	Packaging Corp. of America	93,716	12,603
	Textron Inc.	223,616	12,540
	Snap-on Inc.	53,551	12,356
*	Generac Holdings Inc.	30,989	10,147
	Western Union Co.	406,044	10,013
	HEICO Corp. Class A	73,305	8,327
	Cognex Corp.	82,755	6,868
	Jack Henry & Associates Inc.	37,588	5,703
*	Mohawk Industries Inc.	27,768	5,340
	HEICO Corp.	41,759	5,253
	Hubbell Inc. Class B	26,923	5,032
*	XPO Logistics Inc.	40,404	4,982
*,^	Affirm Holdings Inc.	25,639	1,813
*,^	Nikola Corp.	166	2
			4,640,770
Real Estate (2.6%)
	American Tower Corp.	439,018	104,952
	Prologis Inc.	729,924	77,372
	Crown Castle International Corp.	426,252	73,371
	Equinix Inc.	88,243	59,969
	Digital Realty Trust Inc.	277,004	39,013
	Simon Property Group Inc.	324,690	36,940
	Public Storage	146,930	36,256
*	CoStar Group Inc.	38,940	32,004
	SBA Communications Corp. Class A	108,543	30,126
	Welltower Inc.	412,473	29,545
	Equity Residential	368,268	26,379
	Weyerhaeuser Co.	738,979	26,308
	AvalonBay Communities Inc.	137,973	25,457
*	CBRE Group Inc. Class A	315,076	24,926
	Realty Income Corp.	368,941	23,428
	Alexandria Real Estate Equities Inc.	135,093	22,196
*	Zillow Group Inc. Class C	154,908	20,082
	Ventas Inc.	370,228	19,748
	Invitation Homes Inc.	560,540	17,932
	Essex Property Trust Inc.	64,236	17,462
	Extra Space Storage Inc.	129,798	17,205

Healthpeak Properties Inc.	532,244	16,893
Sun Communities Inc.	110,300	16,549
Mid-America Apartment Communities Inc.	113,029	16,317
Duke Realty Corp.	369,369	15,488
Boston Properties Inc.	138,492	14,024
UDR Inc.	293,278	12,863
WP Carey Inc.	173,292	12,262
Camden Property Trust	96,395	10,595
Iron Mountain Inc.	284,981	10,547
* Host Hotels & Resorts Inc.	348,516	5,872
* Zillow Group Inc. Class A	41,536	5,457
Regency Centers Corp.	83,862	4,756
VEREIT Inc.	113,107	4,368
		906,662
Technology (27.7%)
Apple Inc.	14,932,287	1,823,979
Microsoft Corp.	7,453,715	1,757,362
* Facebook Inc. Class A	2,377,202	700,157
* Alphabet Inc. Class A	297,215	613,012
* Alphabet Inc. Class C	275,146	569,175
NVIDIA Corp.	581,144	310,290
Intel Corp.	4,015,373	256,984
* Adobe Inc.	473,085	224,890
Broadcom Inc.	403,419	187,049
* salesforce.com Inc.	861,593	182,546
Texas Instruments Inc.	909,441	171,875
QUALCOMM Inc.	1,122,648	148,852
Oracle Corp.	1,745,782	122,502
Applied Materials Inc.	906,878	121,159
International Business Machines Corp.	883,103	117,682
Intuit Inc.	257,078	98,476
* Micron Technology Inc.	1,105,542	97,520
* ServiceNow Inc.	193,789	96,916
* Advanced Micro Devices Inc.	1,197,043	93,968
Lam Research Corp.	141,225	84,063
* Zoom Video Communications Inc. Class A	191,566	61,548
* Autodesk Inc.	217,295	60,223
* Snap Inc.	1,114,412	58,273
Analog Devices Inc.	364,578	56,539
* Twilio Inc. Class A	158,106	53,876
KLA Corp.	152,274	50,311
* Twitter Inc.	749,408	47,685
* Workday Inc. Class A	181,830	45,172
TE Connectivity Ltd.	327,004	42,219
Roper Technologies Inc.	103,707	41,829
Microchip Technology Inc.	266,080	41,301
Cognizant Technology Solutions Corp. Class A	524,415	40,967
HP Inc.	1,232,254	39,124
Amphenol Corp. Class A	592,146	39,064
* Pinterest Inc. Class A	526,122	38,949
* Cadence Design Systems Inc.	275,679	37,765
* Synopsys Inc.	150,565	37,307
* DocuSign Inc. Class A	175,183	35,466
* Match Group Inc.	249,720	34,307
Corning Inc.	759,059	33,027
Marvell Technology Group Ltd.	663,899	32,518
* Crowdstrike Holdings Inc. Class A	176,765	32,261

	Xilinx Inc.	242,395	30,033
	Skyworks Solutions Inc.	162,954	29,899
*	Palo Alto Networks Inc.	91,284	29,399
*	ANSYS Inc.	85,740	29,114
*	Okta Inc.	119,790	26,405
*	Fortinet Inc.	137,075	25,279
	Maxim Integrated Products Inc.	264,882	24,202
*	RingCentral Inc. Class A	79,336	23,633
	CDW Corp.	141,299	23,420
*	Dell Technologies Inc.	247,549	21,821
*	Splunk Inc.	159,828	21,653
*	EPAM Systems Inc.	52,671	20,894
*	Qorvo Inc.	111,921	20,448
	Hewlett Packard Enterprise Co.	1,278,320	20,121
	Teradyne Inc.	164,558	20,023
*	HubSpot Inc.	43,464	19,742
	Western Digital Corp.	287,383	19,183
*	Slack Technologies Inc. Class A	470,778	19,128
*	VeriSign Inc.	95,018	18,886
*	Paycom Software Inc.	50,560	18,710
*	Coupa Software Inc.	71,320	18,150
*	Datadog Inc. Class A	207,962	17,332
	Citrix Systems Inc.	121,514	17,056
*	Tyler Technologies Inc.	40,084	17,017
*	IAC/InterActiveCorp	77,896	16,850
*	Akamai Technologies Inc.	160,838	16,389
	Seagate Technology plc	210,512	16,157
	NetApp Inc.	220,487	16,023
*	Gartner Inc.	83,287	15,204
	SS&C Technologies Holdings Inc.	214,998	15,022
*	Cloudflare Inc. Class A	210,022	14,756
*,^	Unity Software Inc.	134,891	13,531
*	GoDaddy Inc. Class A	167,376	12,992
*	Zscaler Inc.	72,941	12,522
*,^	VMware Inc. Class A	77,539	11,666
	NortonLifeLock Inc.	546,289	11,614
*	Black Knight Inc.	147,447	10,910
*	ON Semiconductor Corp.	203,111	8,451
*	Dropbox Inc. Class A	310,962	8,290
*	Palantir Technologies Inc. Class A	346,032	8,059
*	Snowflake Inc. Class A	35,062	8,039
*	Zendesk Inc.	58,075	7,702
	Monolithic Power Systems Inc.	21,197	7,487
*	IPG Photonics Corp.	34,318	7,239
*	MongoDB Inc.	26,747	7,153
	Leidos Holdings Inc.	70,115	6,751
*	F5 Networks Inc.	30,455	6,354
*	ZoomInfo Technologies Inc. Class A	87,677	4,287
*,^	DoorDash Inc. Class A	28,296	3,710
*	Bumble Inc. Class A	56,979	3,554
*	Qualtrics International Inc. Class A	26,121	860
			9,541,308
Telecommunications (2.8%)
	Comcast Corp. Class A	4,517,612	244,448
	Verizon Communications Inc.	3,885,532	225,944
	Cisco Systems Inc.	3,755,008	194,172
*	Charter Communications Inc. Class A	124,478	76,805

* T-Mobile US Inc.	552,733	69,252
* Roku Inc.	109,780	35,763
Motorola Solutions Inc.	167,047	31,413
* Liberty Broadband Corp.	154,113	23,140
* Arista Networks Inc.	56,564	17,076
Lumen Technologies Inc.	1,084,116	14,473
* DISH Network Corp. Class A	241,665	8,748
* Altice USA Inc. Class A	227,312	7,394
Juniper Networks Inc.	161,885	4,101
* Liberty Broadband Corp. Class A	25,676	3,727
Ubiquiti Inc.	3,085	920
		957,376
Utilities (2.9%)
NextEra Energy Inc.	1,936,908	146,450
Duke Energy Corp.	759,942	73,357
Southern Co.	1,044,104	64,901
Dominion Energy Inc.	796,186	60,478
Waste Management Inc.	418,219	53,959
Exelon Corp.	962,545	42,102
American Electric Power Co. Inc.	490,811	41,572
Sempra Energy	285,079	37,796
Xcel Energy Inc.	531,354	35,340
Public Service Enterprise Group Inc.	499,893	30,098
Eversource Energy	338,990	29,353
WEC Energy Group Inc.	311,710	29,173
Waste Connections Inc.	259,185	27,987
American Water Works Co. Inc.	179,281	26,878
Consolidated Edison Inc.	338,399	25,312
DTE Energy Co.	189,845	25,276
Edison International	374,050	21,919
PPL Corp.	759,841	21,914
Republic Services Inc. Class A	204,893	20,356
Ameren Corp.	244,275	19,874
Entergy Corp.	197,887	19,684
FirstEnergy Corp.	536,817	18,622
AES Corp.	657,656	17,632
CMS Energy Corp.	285,510	17,479
* PG&E Corp.	1,471,107	17,227
Alliant Energy Corp.	246,931	13,374
Evergy Inc.	223,981	13,334
CenterPoint Energy Inc.	538,301	12,192
NiSource Inc.	387,058	9,332
Vistra Corp.	483,389	8,546
NRG Energy Inc.	120,400	4,543
Pinnacle West Capital Corp.	55,666	4,528
Avangrid Inc.	61,371	3,057
		993,645
Total Common Stocks (Cost $18,010,572)		34,365,313

	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost
$155,109)	0.081%	1,551,159	155,116

Total Investments (100.0%) (Cost $18,165,681)			34,520,429
Other Assets and Liabilities -Net (0.0%)			(16,265)
Net Assets (100%)			34,504,164
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,366,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $46,028,000 was received for securities on loan, of which $ 39,525,000 is held in Vanguard Market
Liquidity Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	702	139,256	1,214

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivative as of March
31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	34,365,313	—	—	34,365,313
Temporary Cash Investments	155,116	—	—	115,116
Total	34,520,429	—	—	34,520,429
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,214	—	—	1,214

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.